CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥) shares		Dec. 31, 2023 CNY (¥) shares
Current assets:
Allowance for credit losses of financing receivables	¥ 147,330		¥ 122,482
Allowance for credit losses of accounts receivable and contract assets	1,636,163		1,681,127
Current liabilities
Accounts payable	9,492,629		6,328,516
Amounts due to related parties	391,446		430,350
Employee compensation and welfare payable	8,414,472		8,145,779
Customer deposits payable	6,078,623		3,900,564
Income taxes payable	1,028,735		698,568
Short-term borrowings	288,280		290,450
Contract liabilities and deferred revenue	6,051,867		4,665,201
Lease liabilities current portion	13,729,701		9,368,607
Accrued expenses and other current liabilities	7,268,505		5,695,948
Non-current liabilities
Deferred tax liabilities	317,697		279,341
Lease liabilities non-current portion	¥ 8,636,770		¥ 8,327,113
KE Holdings Inc. shareholders' equity:
Ordinary shares, shares authorized | shares	25,000,000,000		25,000,000,000
Class A ordinary shares
KE Holdings Inc. shareholders' equity:
Ordinary shares, shares authorized | shares	24,114,698,720		24,114,698,720
Ordinary shares, shares issued | shares	3,479,616,986	[1]	3,571,960,220	[1]
Ordinary shares, shares outstanding | shares	3,337,567,403	[1]	3,443,860,844	[1]
Class B ordinary shares
KE Holdings Inc. shareholders' equity:
Ordinary shares, shares authorized | shares	885,301,280		885,301,280
Ordinary shares, shares issued | shares	151,354,549		145,413,446
Ordinary shares, shares outstanding | shares	151,354,549		145,413,446
VIE
Current liabilities
Accounts payable	¥ 66,266		¥ 68,000
Employee compensation and welfare payable	374,213		371,917
Customer deposits payable	4,141,792		2,540,511
Income taxes payable	35,277		35,274
Short-term borrowings	0		0
Contract liabilities and deferred revenue	2,785		4,291
Lease liabilities current portion	369		383
Accrued expenses and other current liabilities	210,085		153,102
Non-current liabilities
Deferred tax liabilities	2,374		3,788
Lease liabilities non-current portion	452		0
VIE | Related Party
Current liabilities
Amounts due to related parties	¥ 322		¥ 905

[1]	Excluding the Class A ordinary shares registered in the name of the depositary bank for future issuance of ADSs upon the exercise or vesting of awards granted under our share incentive plans and the Class A ordinary shares repurchased but not cancelled in the form of ADSs.